Stock based compensation (Details) - USD ($)					1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 02, 2023	May 12, 2022	Apr. 01, 2022	Jan. 01, 2022	Mar. 23, 2023	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020
Stock based compensation (Details) [Line Items]
Exercisable options vested term						10 years		10 years
Vest period				2 years 11 months 1 day
Granted options vest rate						25.00%		25.00%
Compensation cost (in Dollars)			$ 556,494				$ 47,388		$ 77,020
Aggregate shares										37,850
Exceed shares						5,895,263
Aggregate number of shares outstanding						5.00%
Granted fair value	2,133,949				199,796
Total RSU’s vested						152,940		44,706
RSUs cancelled consideration						4,074,944
RSUs gross settled						729,086
RSUs pending settlement						236,202
Total compensation cost (in Dollars)						$ 5,839,117
Granted options maximum term								10 years
Cash received (in Dollars)									$ 60,562
Shares options outstanding						1,039,996		9,660
Vested share options			6,658.063
Weighted average remaining contractual life									9 years 7 months 13 days
Aggregate intrinsic value (in Dollars)									$ 1,164,204		$ 1,988,967
Exercisable aggregate intrinsic value (in Dollars)				$ 8,301,210
Stock units								105,000
Share of common stock		1				9,025,160
Vest remaining rate		6.25%
Statutory tax withholding								8,719.944
Vested RSUs amount (in Dollars)									$ 6,626.813
Employee Stock Option Plan 2014 (“ESOP 2014”) [Member]
Stock based compensation (Details) [Line Items]
Vest period						4 years		4 years
Compensation cost (in Dollars)								$ 603,882
Shares options outstanding			20,187.576
Weighted average exercise price (in Dollars per share)				$ 285.17
Weighted average remaining contractual life				11 years 4 months 13 days
Aggregate intrinsic value (in Dollars)				$ 19,646,241
2022 Employee Restricted Stock Unit Plan (“RSU Plan”) [Member]
Stock based compensation (Details) [Line Items]
Compensation cost (in Dollars)						$ 22.9		$ 4,669,583
RSUs [Member]
Stock based compensation (Details) [Line Items]
Vest period						1 year 1 month 6 days		1 year 2 months 4 days
Compensation cost (in Dollars)								$ 65,871,147
Vested RSUs amount (in Dollars)								$ 61,709,849
Employee Stock Option Plan 2014 [Member]
Stock based compensation (Details) [Line Items]
Total RSU’s vested						5,040,232